OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Minimum Future Revenues To Be Received Under The Company's Non-cancelable Operating Leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2025, are as follows:

Year ending December 31,	(in thousands of $)
2026	493,618
2027	385,575
2028	356,461
2029	276,675
2030	118,938
Thereafter	160,791
Total minimum lease revenues	1,792,058

Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases
The cost and accumulated depreciation of owned vessels leased to third parties on non-cancelable operating leases as of December 31, 2025 and 2024 were as follows:

(in thousands of $)	2025	2024
Cost	3,052,674	3,504,570
Accumulated depreciation	(655,367)	(717,919)
Total	2,397,307	2,786,651